Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Performance share units (PSUs) [member]
Disclosure of significant accounting policies [line items]
Cash settlement period for share-based payment arrangement	3 years
Description of settlement method	For units that vest, unit holders receive a cash payment based on the closing pricing of the Company's common shares on the third anniversary date of issue.
Equity settled transactions [member]
Disclosure of significant accounting policies [line items]
Description of equity settled share based payment	The cost of equity-settled transactions is measured at fair value at the grant date using a Black-Scholes option-pricing model. The cost of equity-settled transactions, together with a corresponding increase in equity, is recognized over the period in which the service conditions are fulfilled (the vesting period). For equity-settled transactions, the cumulative expense recognized at each reporting date until the vesting date reflects the extent to which the vesting period has expired and reflects the Company's best estimate of the number of equity instruments that will ultimately vest. The expense or credit to income for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and is recorded in administrative and marketing expenses. No expense is recognized for awards that do not ultimately vest.
Bottom of range [member] | Intangible under finance lease [member]
Disclosure of significant accounting policies [line items]
Estimated lives	3 years
Bottom of range [member] | Client relationships [member] | Not internally generated [member]
Disclosure of significant accounting policies [line items]
Estimated lives	10 years
Bottom of range [member] | Contract backlog and finite trademarks [member] | Not internally generated [member]
Disclosure of significant accounting policies [line items]
Estimated lives	1 year
Top of range [member] | Intangible under finance lease [member]
Disclosure of significant accounting policies [line items]
Estimated lives	7 years
Top of range [member] | Client relationships [member] | Not internally generated [member]
Disclosure of significant accounting policies [line items]
Estimated lives	15 years
Top of range [member] | Contract backlog and finite trademarks [member] | Not internally generated [member]
Disclosure of significant accounting policies [line items]
Estimated lives	3 years